NOTE 3: SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Furniture and Equipment
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	3-5 years
Leasehold Improvements
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	5 years
Right of Use
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	Term of the lease
Medical Lab Equipment
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	12 years